As filed with the Securities and Exchange Commission on December 7, 2012
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 85	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 89	[X]
(Check appropriate box or boxes)

Starboard Investment Trust

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick

116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802

(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Thompson Hine, LLP
1920 N. Street, N.W.
Washington, D.C.  20036-1600

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on December 17, 2012 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2012 as the new effective date for Post-Effective Amendment No. 73 to the Registration Statement filed on September 26, 2012 for the Prophecy Alpha Trading Fund. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 73 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 7th day of December, 2012.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	December 7, 2012
Jack E. Brinson

*	Trustee & Chairman	December 7, 2012
James H. Speed, Jr.

*	Trustee	December 7, 2012
J. Buckley Strandberg

*	Trustee	December 7, 2012
Michael G. Mosley

*	Trustee	December 7, 2012
Theo H. Pitt, Jr.

*	President, FMX Funds	December 7, 2012
D.J. Murphey

*	Treasurer, FMX Funds	December 7, 2012
Julie M. Koethe

*	President & Treasurer,	December 7, 2012
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	December 7, 2012
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	December 7, 2012
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	December 7, 2012
Craig L. Lukin

*	President & Treasurer,	December 7, 2012
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	December 7, 2012
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	December 7, 2012
J. Philip Bell

*	Treasurer, Crescent Funds	December 7, 2012
Michael W. Nix

*	President, Arin Funds	December 7, 2012
Joseph J. DeSipio

*	Treasurer, Arin Funds	December 7, 2012
Lawrence H. Lempert

*	President,	December 7, 2012
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	December 7, 2012
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	December 7, 2012
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	Treasurer,	December 7, 2012
Brenda A. Smith	Prophecy Alpha Trading Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	December 7, 2012

* By: /s/ A. Vason Hamrick	Dated: December 7, 2012
A. Vason Hamrick, Secretary and Attorney-in-Fact